Segmented information - Detailed Report of Segments and Geographic Areas (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2026	Apr. 30, 2026	Jul. 31, 2025	Jul. 31, 2026	Jul. 31, 2025
Disclosure of operating segments [line items]
Net interest income	$ 4,507	$ 4,345	$ 4,048	$ 13,160	$ 11,637
Non-interest income	3,861	3,661	3,206	11,612	9,920
Total revenue	8,368	8,006	7,254	24,772	21,557
Provision for (reversal of) credit losses	564	605	559	1,737	1,737
Amortization and impairment	444	302	287	1,047	854
Other non-interest expenses	4,241	3,897	3,689	12,166	10,819
Income (loss) before income taxes	3,119	3,202	2,719	9,822	8,147
Income taxes	710	737	623	1,848	1,873
Net income (loss)	2,409	2,465	2,096	7,974	6,274
Non-controlling interests	10	8	2	25	19
Equity shareholders	2,399	2,457	2,094	7,949	6,255
Average assets	1,189,801	1,161,512	1,103,447	1,168,811	1,098,605
Canadian Personal and Business Banking [member]
Disclosure of operating segments [line items]
Net interest income	2,721	2,581	2,459	7,954	7,057
Non-interest income	623	593	602	1,859	1,786
Total revenue	3,344	3,174	3,061	9,813	8,843
Provision for (reversal of) credit losses	427	474	444	1,347	1,261
Amortization and impairment	57	56	58	170	173
Other non-interest expenses	1,586	1,515	1,459	4,602	4,282
Income (loss) before income taxes	1,274	1,129	1,100	3,694	3,127
Income taxes	326	283	288	940	816
Net income (loss)	948	846	812	2,754	2,311
Equity shareholders	948	846	812	2,754	2,311
Average assets	346,745	343,988	340,683	344,866	338,754
Canadian Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	872	829	751	2,531	2,176
Non-interest income	1,165	1,089	972	3,347	2,890
Total revenue	2,037	1,918	1,723	5,878	5,066
Provision for (reversal of) credit losses	145	121	21	350	114
Amortization and impairment		1	1	1	2
Other non-interest expenses	1,037	959	878	2,937	2,563
Income (loss) before income taxes	855	837	823	2,590	2,387
Income taxes	236	223	225	710	649
Net income (loss)	619	614	598	1,880	1,738
Equity shareholders	619	614	598	1,880	1,738
Average assets	113,052	110,993	105,275	110,810	102,750
U.S. Commercial Banking and Wealth Management [member]
Disclosure of operating segments [line items]
Net interest income	608	577	548	1,785	1,646
Non-interest income	255	244	242	773	760
Total revenue	863	821	790	2,558	2,406
Provision for (reversal of) credit losses	(32)	21	17	10	208
Amortization and impairment	25	25	23	77	71
Other non-interest expenses	453	444	427	1,353	1,290
Income (loss) before income taxes	417	331	323	1,118	837
Income taxes	97	71	69	244	154
Net income (loss)	320	260	254	874	683
Equity shareholders	320	260	254	874	683
Average assets	69,779	66,313	63,669	67,113	64,654
Capital markets [Member]
Disclosure of operating segments [line items]
Net interest income	125	246	176	482	417
Non-interest income	1,709	1,622	1,330	5,237	4,208
Total revenue	1,834	1,868	1,506	5,719	4,625
Provision for (reversal of) credit losses	28	(15)	76	20	131
Amortization and impairment		1		1	1
Other non-interest expenses	857	806	721	2,499	2,144
Income (loss) before income taxes	949	1,076	709	3,199	2,349
Income taxes	227	284	169	808	624
Net income (loss)	722	792	540	2,391	1,725
Equity shareholders	722	792	540	2,391	1,725
Average assets	437,011	422,923	381,214	427,825	375,881
Corporate and Other [member]
Disclosure of operating segments [line items]
Net interest income	181	112	114	408	341
Non-interest income	109	113	60	396	276
Total revenue	290	225	174	804	617
Provision for (reversal of) credit losses	(4)	4	1	10	23
Amortization and impairment	362	219	205	798	607
Other non-interest expenses	308	173	204	775	540
Income (loss) before income taxes	(376)	(171)	(236)	(779)	(553)
Income taxes	(176)	(124)	(128)	(854)	(370)
Net income (loss)	(200)	(47)	(108)	75	(183)
Non-controlling interests	10	8	2	25	19
Equity shareholders	(210)	(55)	(110)	50	(202)
Average assets	$ 223,214	$ 217,295	$ 212,606	$ 218,197	$ 216,566